Investments - Schedule of Equity Method Investment (Details) - Equity Method Investments [Member] - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Schedule of Equity Method Investment [Line Items]
Revenue	$ 9,618,723	$ 5,722,600	$ 2,153,883
Cost of revenue	8,607,995	5,561,702	1,957,679
Loss from operations	(161,108)	(706,432)	(458,573)
Net loss	(177,734)	(766,658)	$ (458,411)
Current assets	22,460,895	23,939,378
Non-current assets	17,559,450	4,181,187
Current liabilities	22,746,326	15,388,874
Non-current liabilities	$ 2,768,753	$ 2,658,991